SCHEDULE OF FINANCIAL ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Investments, All Other Investments [Abstract]
Listed equity securities outside Hong Kong	$ 4	$ 31